Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Acounting Policies [Text Block]

2.	Significant Accounting Policies:

(a)	Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (US GAAP) and include the accounts and operating results of Seanergy and its wholly-owned subsidiaries where Seanergy has control. Control is presumed to exist when Seanergy through direct or indirect ownership retains the majority of voting interest. In addition, Seanergy evaluates its relationships with other entities to identify whether they are variable interest entities and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is included in the consolidated financial statements. When the Company does not have a controlling interest in an entity, but exerts a significant influence over the entity, the Company applies the equity method of accounting. All significant intercompany balances and transactions and any intercompany profit or loss on assets remaining with the Group have been eliminated in the accompanying consolidated financial statements.

(b)	Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States (US GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates include evaluation of relationships with other entities to identify whether they are variable interest entities, determination of vessel useful lives, allocation of purchase price in a business combination, determination of vessels impairment and determination of goodwill impairment.

(c)	Foreign Currency Translation

Seanergy's functional currency is the United States dollar since the Company's vessels operate in international shipping markets and therefore primarily transact business in US Dollars. The Company's books of accounts are maintained in US Dollars. Transactions involving other currencies are translated into the United States dollar using exchange rates, which are in effect at the time of the transaction. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to United States dollars at the foreign exchange rate prevailing at year-end. Gains or losses resulting from foreign currency translation are reflected in the consolidated statements of income.

(d)	Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, trade accounts receivable and derivative contracts (interest rate swaps). The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition. The Company does not obtain rights to collateral to reduce its credit risk. The Company is exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, the Company limits its exposure by diversifying among counter parties with high credit ratings.

(e)	Cash and Cash Equivalents

Seanergy considers time deposits and all highly liquid investments with an original maturity of three months or less to be cash equivalents. Restricted cash is excluded from cash and cash equivalents.

(f)	Accounts Receivable Trade, net

Accounts receivable trade, net at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The provision for doubtful accounts at December 31, 2011 and 2010 amounted to $NIL and $NIL, respectively.

(g)	Inventories

Inventories consist of lubricants and bunkers which are stated at the lower of cost or market value. Cost is determined by the first in, first out method.

(h)	Insurance Claims

The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company's fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies, the claim is not subject to litigation and the Company can make an estimate of the amount to be reimbursed. The classification of the insurance claims into current and non-current assets is based on management's expectations as to their collection dates.

(i)	Vessels

Vessels acquired as a part of a business combination are recorded at fair market value on the date of acquisition. Vessels acquired as asset acquisitions are stated at historical cost, which consists of the contract price less discounts, plus any material expenses incurred upon acquisition (delivery expenses and other expenditures to prepare for the vessel's initial voyage). Vessels acquired from entities under common control are recorded at historical cost. Subsequent expenditures for conversions and major improvements are capitalized, when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

(j)	Vessel Depreciation

Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Salvage value is estimated by the Company by taking the cost of steel times the weight of the ship noted in lightweight ton (LWT). Salvage values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of salvage values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. Up to September 30, 2011, management estimated the salvage value of its vessels at $270 per LWT. Effective October 1, 2011, following management's reassessment of the residual values of the company's vessels, the estimated salvage value per LWT was increased to $435. This change reduced depreciation expense by $729 (approximately $0.10 per share) for the year ended December 31, 2011. Up to June 30, 2009, management estimated the useful lives of its vessels at 25 years from the date of their delivery from the shipyard. In July 2009, a time charter contract was successfully executed for one of the vessels that expires on the vessel's 26th anniversary, and based on the projected necessary dry-docking costs and understanding of the charterer's needs, the Company believes that it will complete the next dry-docking and be able to charter the vessel up to the vessel's 30th anniversary. Based on this event, as well as, considering that it is not uncommon for vessels to be operable to their 30th anniversary, effective July 1, 2009, the Company changed the estimated useful life of its fleet to 30 years. This change reduced depreciation expense by $8,039 (approximately $0.32 per share) for the year ended December 31, 2009.

(k)	Impairment of Long-Lived Assets (Vessels)

The Company reviews its long-lived assets held and used for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the vessel is less than its carrying amount, the Company evaluates the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company's vessels. No impairment loss was recorded in 2009 or 2010. The Company tested its vessels for impairment as of September 30, 2011 and recorded an impairment loss of $188,995 in 2011 (see Notes 9 & 11).

(l)	Goodwill

Goodwill represents the excess of the aggregate purchase price over the fair value of the net identifiable assets acquired in business combinations accounted for under the purchase method. Goodwill is reviewed for impairment at least annually in December. The goodwill impairment test is a two-step process. Under the first step, the fair value of the reporting unit is compared to the carrying value of the reporting unit (including goodwill). If the fair value of the reporting unit is less than the carrying value of the reporting unit, goodwill impairment may exist, and the second step of the test is performed. Under the second step, the implied fair value of the goodwill is compared to the carrying value of the goodwill and an impairment loss is recognized to the extent that the carrying value of goodwill exceeds the implied fair value of goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis and market capitalization analysis. If the fair value of the reporting unit exceeds it carrying value, step two does not have to be performed.

The Company tests its goodwill for potential impairment at year end or whenever there is an indication of impairment. The fair value for goodwill impairment testing is estimated using the expected present value of future cash flows, using judgments and assumptions that management believes are appropriate in the circumstances. The future cash flows from operations are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the non-fixed days (based on a combination of 2-year forward freight agreements and the 10-year average historical charter rates available for each type of vessel). The Company tested its goodwill for potential impairment as of September 30, 2011 (see Note 10), and recorded a goodwill impairment charge of $12,910. There was no goodwill impairment for the years ended December 31, 2010 and 2009.

(m)	Dry-Docking and Special Survey Costs

The Company follows the deferral method of accounting for dry-docking costs and special survey costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the expected date of the next dry-docking which is scheduled to become due in 2 to 3 years. Dry-docking costs which are not fully amortized by the next dry-docking period are expensed.

(n)	Commitments and Contingencies

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines and penalties, environmental and remediation obligations and other sources are recorded when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

(o)	Fair value of above/below market acquired time charter

Where the Company identifies any assets or liabilities associated with the acquisition of a vessel, the Company records all such identified assets or liabilities at fair value. Fair value is determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. The amount to be recorded as an asset or liability at the date of delivery of a vessel is based on the difference between the current fair values of a charter with similar characteristics as the time charter assumed and the net present value of future contractual cash flows from the time charter contract assumed. When the present value of the time charter assumed is greater than the current fair value of such charter, the difference is recorded as "Fair value of above market acquired time charter". When the opposite situation occurs, the difference is recorded as "Fair value of below market acquired time charter". Such assets and liabilities are amortized as a reduction of, or an increase in revenue, respectively over the period of the time charter assumed.

(p)	Revenue Recognition

Voyage revenues are generated from time charters, bareboat charters and voyage charters. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. Some of the time charters also include profit sharing provisions, under which additional revenue can be realized in the event the spot rates are higher than the base rates under the time charters. A bareboat charter is a contract in which the vessel is provided to the charterer for a fixed period of time at a specified daily rate, which is generally payable in advance. Voyage charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate per ton of cargo. A voyage is deemed to commence when a vessel is available for loading and is deemed to end upon the completion of the discharge of the delivered cargo.

Time charter revenue, including bareboat hire, is recorded over the term of the charter agreement as the service is provided and collection of the related revenue is reasonably assured. Under time charter, revenue is adjusted for the off hire days that the vessel spends due to major repairs dry dockings or special or intermediate surveys. Voyage charter revenue is recognized on a pro-rata basis over the duration of the voyage, when a voyage agreement exists, the price is fixed, service is provided and the collection of the related revenue is reasonably assured.

Deferred revenue represents cash received prior to the balance sheet date and is related to revenue applicable to periods after such date.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate.

(q)	Commissions

Commissions, which include address and brokerage commissions, are recognized in the same period as related charter revenues are recognized. Brokerage commissions to related parties are included in Voyage expenses - related The following are the commissions for the year ended December 31, 2011: (i) 1.25% commercial brokerage services commission to Safbulk Pty Ltd. ("Safbulk Pty") and Safbulk Maritime S.A. ("Safbulk Maritime"), together referred to as "Safbulk", both affiliates, (ii) 3.75% address commission to SAMC for the BET fleet, (iii) 3.75% address commission to Swissmarine Services S.A. ("Swissmarine"), an affiliate, for the BET fleet, (iv) 3.75% address commission to third party charterers, and (v) 1.25% brokerage commissions to third party brokers. Related party address commissions paid to SAMC and Swissmarine are included in Commissions - related party. Address commissions to third parties are included in Commissions.  Brokerage commissions to third parties are included in Direct voyage expenses.

(r)	Vessel voyage expenses

Vessel voyage expenses primarily consist of port, canal and bunker expenses that are unique to a particular charter and are paid for by the charterer under time charter agreements and other non-specified voyage expenses.

(s)	Repairs and Maintenance

All repair and maintenance expenses, including major overhauling and underwater inspection expenses are expensed in the year incurred. Such costs are included in Vessel operating expenses in the accompanying consolidated statements of income.

(t)	Financing Costs and Capitalized Interest

Underwriting, legal and other direct costs incurred with the issuance of long-term debt or to refinance existing debt are deferred and amortized to interest expense over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid are expensed in the period the repayment is made. Interest costs incurred on debt during the construction of vessels are capitalized. There were no interest costs capitalized during any of the years presented.

(u)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized, when applicable, for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administration expenses. The only operation that creates profits subject to tax is Maritime Capital Shipping (HK) Limited, the South East Asia management office in Hong Kong, which is subject to Hong Kong profits tax at a rate of 16.5% on the estimated assessable profit for the year.

(v)	Stock-based compensation

Stock-based compensation represents vested and non-vested common stock granted to directors and employees for their services. The Company calculates stock-based compensation expense for the award based on its fair value on the grant date and recognizes it on a straight-line basis over the vesting period.

(w)	Earnings (Losses) per Share

Basic earnings (losses) per common share are computed by dividing net income (loss) available to Seanergy Maritime Holdings Corp. shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings (losses) per share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share.

(x)	Segment Reporting

Seanergy reports financial information and evaluates its operations by total charter revenues and not by the length of vessel employment, customer, or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus, Seanergy has determined that it operates under one reportable segment. Furthermore, when Seanergy charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, disclosure of geographic information is impracticable (see Note 3(b)).

(y)	Financial Instruments

Derivative instruments (including certain derivative instruments embedded in other contracts) are recorded in the balance sheet as either an asset or liability measured at its fair value, with changes in the derivatives' fair value recognized currently in earnings unless specific hedge accounting criteria are met. The Company is party to interest swap agreements where it receives a floating interest rate and pays a fixed interest rate for a certain period in exchange. These contracts do not qualify for hedge accounting and as such changes in their fair values are reported to earnings. The fair value of these agreements equates to the amount that would be paid by the Company if the agreements were cancelled at the reporting date, taking into account current interest rates.

(z) Fair Value Measurements

The Company has adopted guidance for fair value measurements of financial assets and financial liabilities and for nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring basis. This guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance also establishes a framework for measuring fair value and expands disclosures about fair value measurements (see Note 13).

(aa) Presentation changes

Certain minor reclassifications have been made to the presentation of the 2009 consolidated financial statements, as originally published, to conform to those of 2011 and 2010.

(ab) Recent accounting pronouncements

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04, "Fair Value Measurement (Topic 820)". The amendments in this ASU generally represent clarifications of Topic 820 but also results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards ("IFRS"). The ASU is effective for annual periods beginning after December 15, 2011. Early adoption is not permitted. The adoption of ASU 2011-04 will not have a material impact on the Company's consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, "Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment." The amendments in this ASU allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU is effective for annual periods beginning after September 15, 2011. Early adoption is permitted. The adoption of ASU 2011-08 did not have any effect on the Company's consolidated financial statements.